Business Combination - Schedule of Assets Acquired and Liabilities Assumed (Details) - TWINE [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Assets Acquired and Liabilities Assumed [Line Items]
Convertible Loan	$ (1,793)
Cash and Cash Equivalents	181
Trade Receivables	9
Other Receivables	57
Inventory	794
Restricted Deposits	112
Rights of Use Assets	299
Fixed Assets	199
Restricted Cash	80
Trade Payables	(2,420)
Accounts Payables and Accruals	(2,565)
Current Maturities of Bank Loans	(175)
Short-term Lease Liabilities	(252)
Bank Loans	(1,145)
Long-term Lease Liabilities	(87)
Intangible Assets:
Technology	2,481
Goodwill	5,190
Total purchase price consideration	$ 965